GOODWILL	6 Months Ended
Jun. 30, 2020
Intangible Assets [Abstract]
GOODWILL
GOODWILL

(US$ MILLIONS)	June 30, 2020	December 31, 2019
Balance at beginning of period	$5,218	$2,411
Acquisitions through business combinations (1)	(137)	3,444
Impairment losses	—	(418)
Dispositions	—	(21)
Assets reclassified as held for sale (2)	—	(212)
Foreign currency translation	(45)	14
Balance at end of period	$5,036	$5,218
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(1)	See Note 3 for additional information.

(2)	Includes assets that were reclassified as held for sale and subsequently disposed.